Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,534,419	$ 2,497,471
Accumulated amortization of intangible assets	1,270,984	1,206,013
Finite-Lived Intangible Assets, Net, Total	1,263,435	1,291,458
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	166,677	165,283
Accumulated amortization of intangible assets	87,986	83,317
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	813,999	787,492
Accumulated amortization of intangible assets	499,490	472,791
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,512,106	1,505,839
Accumulated amortization of intangible assets	655,988	624,756
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	41,637	38,857
Accumulated amortization of intangible assets	$ 27,520	$ 25,149